SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries, and the consolidated VIEs and the consolidated VIEs' subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

VIEs

The VIE arrangements

Foreign ownership of internet-based businesses, including distribution of online information (such as an online marketplace connecting borrowers and investors), is subject to restrictions under current PRC laws and regulations. For example, foreign investors are not allowed to own more than 50% of the equity interests in internet-based businesses (except E-Commerce) and any such foreign investor must have experience in providing internet-based businesses services overseas and maintain a good track record in accordance with the Guidance Catalog of Industries for Foreign Investment promulgated in 2007, as amended in 2011 and 2015, respectively, and other applicable laws and regulations. The Company is a Cayman Islands company and Hengye and Hengyuda (its PRC subsidiaries) are considered foreign invested enterprises. To comply with these regulations, the Company conducts the majority of its activities in the PRC through Hengcheng and Yiren Wealth Management (its consolidated VIEs). In March 2019, Hengye obtained control over Huimin and Puhui through VIE contractual arrangements, and in November 2019, Hengye disposed Huimin to Puxin and trasnsferred Puhui to Yiren Information as its wholly owned subsidiary.

The VIEs hold the requisite licenses and permits necessary to conduct the Company’s online marketplace business connecting borrowers and investors. Hengye and Hengyuda (collectively, the “Foreign Owned Subsidiaries” or “FOS”) have entered into the following contractual arrangements with Hengcheng, and Yiren Wealth Management, that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated  the VIEs’ assets, liabilities, results of operations, and cash flows in the consolidated financial statements.

Name of FOS	Name of VIEs
Hengye	Hengcheng
Hengye	Huimin(disposed to Puxin on November 30, 2019)
Hengye	Puhui(transferred to Yiren Information on December 3, 2019)
Hengye	Linyang (established on July 26, 2019)
Hengyuda	Yiren Wealth Management

In concluding that the Company is the primary beneficiary of the VIEs, the Company believes that the FOS’s rights under the terms of the exclusive option agreements provide it with a substantive kick out right. More specifically, the Company believes the terms of the exclusive option agreements are valid, binding and enforceable under the PRC laws and regulations currently in effect. A simple majority vote of the Company’s board of directors is required to pass a resolution to exercise the FOS’s rights under the exclusive option agreements, for which consent of the shareholders of the VIEs is not required. The FOS’s rights under the exclusive option agreements give the Company the power to control the shareholders of the VIEs and thus the power to direct the activities that most significantly impact the VIEs’ economic performance. In addition, the FOS’s rights under the powers of attorney also reinforce the Company’s abilities to direct the activities that most significantly impact the VIEs’ economic performance. The Company also believes that this ability to exercise control ensures that the VIEs will continue to execute and renew service agreements and pay service fees to the Company. The exclusive business cooperation agreements will be terminated upon the expiration of the operation term of either party if the application for renewal of its operation term is not approved by the relevant government authorities. As a result, the Company believes that it has the rights to receive substantially all of the economic benefits from the VIEs.

• Agreements that provide the FOS effective control over the VIEs

Power of Attorney The shareholders of the VIEs have executed an irrevocable power of attorney in favor of the FOS, or entity or individual designated by the FOS. Pursuant to this powers of attorney, the FOS or their designees have full power and authority to exercise all of such shareholder’s rights with respect to his equity interest in the VIEs. The power of attorney will remain in force for so long as the shareholder remains a shareholder of the VIEs.

Exclusive Option Agreements The VIEs and their shareholders have also entered into exclusive option agreements with the FOS. Pursuant to this agreements, the shareholders of the VIEs have granted an exclusive option to the FOS or their designees to purchase all or part of such shareholders’ equity interest, at a purchase price equal to the higher of the amount of loan extended by the FOS to each shareholder of the VIEs under the respective loan agreements or the minimum price required by the PRC law at the time of such purchase.

Equity Interest Pledge Agreements The shareholders of the VIEs have also entered into equity pledge agreements with the FOS, pursuant to which each shareholder pledged his/her interest in the VIEs to guarantee the performance of obligations of the VIEs and their shareholders under the exclusive business cooperation agreements, loan agreements, exclusive option agreements and power of attorney. The Company is in the process to register some of the equity pledge with the competent government authorities.

• Agreements that transfer economic benefits to the FOS

Exclusive Business Cooperation Agreements The FOS have entered into exclusive business cooperation agreements with the VIEs. Pursuant to this exclusive business cooperation agreements, the FOS provide comprehensive technical support, consulting services and other services to the VIEs in exchange for service fees. The FOS have the sole discretion to determine the amounts of the service fees.

During the term of exclusive business cooperation agreements, both the FOS and the VIEs shall renew their operation terms prior to the expiration thereof so as to enable the exclusive business cooperation agreements to remain effective. The exclusive business cooperation agreements shall be terminated upon the expiration of the operation term of either the FOS or the VIEs, if the application for renewal of their operation terms is not approved by relevant government authorities. In addition, the shareholders of the VIEs have granted an irrevocable and exclusive option to the FOS to purchase any or all of the assets and businesses of the VIEs at the lowest price permitted under the PRC law.

The agreements may be terminated only at the option of the FOS and the VIEs have no authority to terminate the exclusive business cooperation agreements.

•	Agreements that provide the FOS with the option to purchase the equity interest in the VIEs

Loan Agreements Under the loan agreements between the FOS and each of the shareholders of the respective VIEs, the FOS made interest-free loans to the shareholders for the exclusive purpose of the initial capitalization and the subsequent financial needs of the VIEs. The loans can only be repaid with the proceeds derived from the sale of all of the equity interests in the VIEs to the FOS or its designated representatives pursuant to the exclusive option agreements. The shareholders must pay all of the proceeds from sale of such equity interests to the FOS. The loans must be repaid immediately under certain circumstances, including, among others, if a foreign investor is permitted to hold majority or 100% equity interest in the VIEs and the FOS elected to exercise their exclusive equity purchase option. The term of the loans is ten years and can be extended upon mutual written consent of the parties.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with the VIEs and their current shareholders are in compliance with the PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of the PRC laws and regulations, the PRC government could:

•	Revoke the business and operating licenses of the FOS and the VIEs;
•	Discontinue or restrict the operations of any related-party transactions among the FOS and the VIEs;
•	Impose fines or other requirements on the FOS and the VIEs;
•	Require the Company or the FOS and the VIEs to revise the relevant ownership structure or restructure operations;
•	Restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Company’s business and operations in the PRC;
•	Shut down the Company’s servers or block the Company’s online platform;
•	Discontinue or place restrictions or onerous conditions on the Company’s operations; and/or;
•	Require the Company to undergo a costly and disruptive restructuring.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and their shareholders, and it may lose the ability to receive economic benefits from the VIEs.

The interests of the shareholders of the VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, the shareholders of the VIEs will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIEs may encounter in its capacity as beneficial owners and directors of the VIEs, on the one hand, and as beneficial owners and directors of the Company, on the other hand. The Company believes the shareholders of the VIEs will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of the VIEs should they act to the detriment of the Company. The Company relies on certain current shareholders of the VIEs to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of the VIEs, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The following financial statement amounts and balances of the consolidated VIEs and the consolidated VIEs' subsidiaries were included in the consolidated financial statements after elimination of intercompany transactions and balances:

	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	USD
Assets
Cash and cash equivalents	1,678,633	1,331,668	191,282
Restricted cash	1,248	—	—
Accounts receivable	32,065	2,130	306
Contract assets, net	3,870,362	2,191,277	314,757
Contract cost	144,612	61,528	8,838
Prepaid expenses and other assets	2,382,539	897,187	128,873
Financing receivables	—	29,612	4,254
Amounts due from related parties	1,361,805	700,186	100,575
Available-for-sale investments	553,100	333,900	47,962
Other long-term investments	217,636	—	—
Property, equipment and software, net	180,043	11,496	1,651
Deferred tax assets	182,257	29,829	4,285
Right-of-use assets	—	16,454	2,363

Total assets	10,604,300	5,605,267	805,146

Liabilities
Accounts payable	305,611	39,019	5,605
Amounts due to related parties	8,059,698	35,708	5,129
Deferred revenue	569,469	349,677	50,228
Accrued expenses and other liabilities	1,856,802	1,390,341	199,710
Refund liabilities	2,145,748	1,681,906	241,591
Deferred tax liabilities	481,783	209,747	30,128
Lease liabilities	—	15,734	2,260

Total liabilities	13,419,111	3,722,132	534,651

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Net revenue	11,406,436	11,121,168	8,303,900	1,192,781
Net income	809,363	2,069,678	1,503,455	215,958

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Net cash provided by /(used in) operating activities	660,668	(3,565,383)	846,367	121,573
Net cash (used in) /provided by investing activities	(1,387,987)	3,631,615	441,983	63,487
Net cash provided by /(used in) financing activities	4,167,146	(300,559)	(787,737)	(113,151)

In accordance with the VIE contractual arrangements, the FOS have the power to direct activities of the VIEs, and can have assets transferred out of the VIEs. There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, which require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their paid-in capital, capital reserve and statutory reserves, to the Company in the form of loans and advances or cash dividends. Please refer to Note 16 for disclosure of restricted net assets.

Consolidated ABFE

As part of the Group’s strategy to expand its investor base from individual investors to institutional investors, the Group established a business relationship with certain trusts or Asset Backed Special Plan (“ABS plan”), collectively referred to as consolidated assets backed financing entities or ABFE, which were administered by third-party trust companies. The ABFE were set up to invest solely in the loans facilitated by the Group on its platform to provide returns to the beneficiaries of the trusts through interest payments made by the borrowers.

The Group provides loan facilitation and post-origination services to the ABFE. The Group also has power to direct the activities that have most significant impact on the economic performance of the ABFE by providing the loan servicing and default loan collection services of the ABFE.

Through the transaction fees charged, guarantee deposit, and direct investment, the Group has the right to receive benefits or bear losses from the ABFE that could potentially be significant to the ABFE. The Group holds significant variable interest in ABFE through the transaction fees charged, guarantee provided in the form of guarantee deposit, or direct investment.

Accordingly, the Company is considered the primary beneficiary of the ABFE and has consolidated the ABFE’s assets, liabilities, results of operations, and cash flows in the consolidated financial statements.

The assets of the ABFE are not available to creditors of the Company. In addition, the investors of the ABFE have no recourse against the assets of the Company.

During the years ended December 31, 2017 and 2018, the Group disposed the delinquent loans repurchased by the Group from the consolidated ABFE upon the liquidation of the consolidated ABFE to related parties. Additionally, in March 2019, the Group also disposed its beneficial rights of several trusts to related parties (see Note 8). The disposal of the delinquent loans and the disposal of the beneficial rights of the several trusts is accounted for as a true sales under ASC 860 with any gains and losses recorded as "gain on disposal of loan receivables and other beneficial rights" in the consolidated statements of operations. Refer to the accounting policy of "Sales and Transfers of Financial Instruments" for further details.

The following financial statement amounts and balances of the consolidated ABFE were included in the consolidated financial statements after elimination of intercompany transactions and balances:

	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	USD
Assets
Restricted cash	392,758	43,833	6,296
Prepaid expenses and other assets	16,039	8,974	1,289
Loans at fair value	1,338,349	382,125	54,889
Held-to-maturity investments	29,597	6,627	952
Total assets	1,776,743	441,559	63,426

Liabilities
Accounts payable	1,253	72	10
Payable to investors at fair value	626,207	—	—
Accrued expenses and other liabilities	10,595	7,378	1,060
Total liabilities	638,055	7,450	1,070

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Net revenue	—	—	—	—
Net (loss) /income	(149,934)	260,568	41,723	5,993

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Net cash provided by operating activities	61,965	208,621	134,848	19,370
Net cash (used in)/provided by investing activities	(112,184)	110,849	639,717	91,890
Net cash used in financing activities	(969,213)	(553,002)	(121,296)	(17,423)

All assets of the consolidated ABFE are collateral for the consolidated ABFE’s obligations and can only be used to settle the consolidated ABFE’s obligations.

Use of estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates are used for, but not limited to,  revenue recognition and its related accounts, liabilities from quality assurance program and guarantee, fair value measurement of loans at fair value, payable to investors at fair value, available-for-sale investments, depreciable lives of property, equipment and software, useful lives of intangible assets, the discount rate for lease, consolidation of the VIEs, share-based compensation and income tax. Actual results may differ materially from those estimates.

Revenue

The Group provides services as an online marketplace connecting borrowers and investors. The four major deliverables provided are loan facilitation services, guarantee services (e.g. quality assurance programs to individual investors and guarantee to institutional investors), post-origination services (e.g. cash processing, collection and SMS services) and account management services (automated investing tool).

The Group has determined that it is not the legal lender or borrower in the loan origination and repayment process, but acts as an intermediary to bring the lender and the borrower together. Except for loans and payable to investors in the consolidated ABFE, the Group does not record the loans receivable or payable arising from the loans facilitated between the investors and borrowers on its platform.

The Group charges fees for facilitating loan originations, for the automated investing tool to investors opting for that services, and for monthly services (covering cash processing services, collection services and SMS services). While for those who do not opt for automated investing tool, the Group charges fees for facilitating loan originations and for monthly services (covering cash processing services, collection services and SMS services) (collectively referred as “non-contingent fees”). The Group also receives fees contingent on future events (e.g., penalty fees for loan prepayment and late payment, fees for transferring loans over the secondary loan market, and other service fees, and etc.).

For the loans facilitated on Hengcheng's platform before May 2018, the Group also provided guarantee services to investors whereas in the event of default, the investors are entitled to receive unpaid interest and principal from the Group. Given that the Group effectively took on all of the credit risk of the borrowers and were compensated by the service fees charged, the guarantee was deemed as a service and the guarantee exposure was recognized as a stand-ready obligation in accordance with ASC Topic 460, Guarantees. The Group stopped providing guarantee services in May 2018.

Revenue recognition before adoption of ASU 2014-09, "Revenue from contracts with Customers (Topic 606)"

Before January 1, 2018, the Group recognized revenues under ASC Topic 605, Revenue Recognition, ("ASC 605"). The loan facilitation services and the post origination services are considered as a multiple element revenue arrangement under ASC 605.

Multiple element revenue recognition

The Group considers the loan facilitation services, the guarantee services and post-origination services as a multiple deliverable revenue arrangement. The Group has concluded that although it does not sell those services independently, all three deliverables have standalone value as others do sell them independently in the market and they have value to the customer independently. Thus, all non-contingent fees are allocated among these three deliverables.

The Group allocates non-contingent fees to be received consistent with the guidance in ASC 605-25. It first allocates the amount equal to the fair value of the stand-ready liabilities from the quality assurance program and guarantee. Then, the remaining fees are allocated to the loan facilitation services and post-origination services using their relative estimated selling prices.

The Group does not have vendor specific objective evidence (“VSOE”) of selling price for the loan facilitation services or post-origination services because it does not provide loan facilitation services or post-origination services separately.

For cash processing services, collection services and SMS services (all of which are part of the post-origination services), the Group uses third-party evidence (“TPE”, which is the prices charged when sold separately by its service providers) as the basis of revenue allocation.

Although other vendors may sell these services separately, TPE of selling price of the loan facilitation services and automated investing tool services (part of post-origination services) does not exist as public information is not available regarding what the Group’s competitors may charge for those services. As a result, the Group generally uses its best estimate of selling prices (“BESP”) of loan facilitation services and automated investing tool services as the basis of revenue allocation. In estimating its selling price for the loan facilitation services and automated investing tools services, the Group considers the cost incurred to deliver such services, profit margin for similar arrangements, customer demand, effect of competitors on the Group’s services, and other market factors.

For each type of services, the Group recognizes revenues when the following four revenue recognition criteria are met for each revenue type: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

Collectability of fees

The Group either collects the entire amount of the loan facilitation fees upfront, or collects a portion upfront and the rest on a monthly basis over the term of the loan. The management fees charged to investors are collected on a monthly basis through the loan period or on maturity of investments. The Group evaluated the following factors for uncertainty of the collectability: (i) credit risk of the portfolio; (ii) prepayment risk; (iii) risk profile change from launching new products; and (iv) macroeconomic cycle, and etc. and concluded that the collectability for the monthly fees could not be reasonably assured. Thus fees charged are not recognized until collected.

Revenue from loan facilitation services

The Group recognized the cash received that is allocated to loan facilitation services as revenue upon completion of the related services. For fees that are partially refundable to the borrowers, the revenue is not recognized until the fees become non-refundable.

Revenue from post-origination services

The fees collected upfront allocated to post-origination services are deferred and recognized over the period of the loan on a straight line basis.

Customer incentives

To expand its market presence, the Group provides cash incentives to investors from time to time. Each individual incentive program only lasts for a week or a few weeks. During the relevant incentive program period, the Group sets certain thresholds for the investor to qualify to enjoy the cash incentive. When a qualified investment is made, the cash payment is provided to the investor as a percentage of the investment amount. The Group also distributed interest plus coupons and renewal reward coupons to investors free of charge. The investors can utilize the interest plus coupons to increase the expected return of Yidingying product on the maturity date. If the investors choose to extend the investment period of Yidingying product, the renewal reward coupons can be utilized to increase the expected return of Yidingying product for the extended investment period. The cash incentives, interest plus coupons and renewal reward coupons provided are accounted for as reduction of revenue in accordance with ASC subtopic 605-50.

The Group has established a membership reward program wherein investors can earn Yiren coins when purchases are made on the Group’s platforms reached a certain amount. Yiren coins can be used in connection with subsequent purchases. The expiry dates of these Yiren coins vary based on different individual promotional programs, which generally range from one and a half years to two and a half years period. The Group accrues liabilities for the estimated value of these Yiren coins that are expected to be used, which are based on outstanding Yiren coins related to prior purchases at the end of each reporting period and the usage rate of these Yiren coins, which were reasonably estimated based on historical data. These liabilities reflect management’s best estimate of the cost of future usages.

Revenue recognition after adoption of ASU 2014-09, "Revenue from contracts with Customers (Topic 606)" with modified retrospective method

The Group adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs that modified Topic 606 on January 1, 2018 using the modified retrospective method. The Group recognized the cumulative effect of applying the new revenue standard as an adjustment to the beginning balance of retained earnings. The comparative information is not restated and continues to be reported under the accounting standards in effect for the period presented.

Under Topic 606, the core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Group applies the following steps:

•	Step 1: Identify the contract(s) with a customer
•	Step 2: Identify the performance obligations in the contract
•	Step 3: Determine the transaction price
•	Step 4: Allocate the transaction price to the performance obligations in the contract
•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Group determines its customers to be both the investors and borrowers. The Group assesses ability and intention to pay the service fees of both borrowers and investors when they become due and determines if the collection of the service fees is probable, based on historical experiences as well as the credit due diligence performed on each borrower prior to loan origination. Until May 2018, the Group provided quality assurance program and guarantee services and considered the loan facilitation services, guarantee services, and post-origination services as three separate services of which guarantee services were accounted for in accordance with ASC Topic 460, Guarantees. While the post-origination services are within the scope of ASC Topic 860, ASC Topic 606 revenue recognition model is applied due to the lack of definitive guidance in ASC Topic 860. The loan facilitation services and post-origination services are two separate performance obligations under ASC 606, as these two deliverables are distinct in that customers can benefit from each services on its own and the Group's promises to deliver the services are separately identifiable from each other in the contract. In May 2018, the Group stopped providing quality assurance program and guarantee services and only provided loan facilitation and post-origination services to its customers.

The Group determines the transaction price of loan facilitation services and post-origination services to be the service fees chargeable from the borrowers, net of value-added tax. The transaction price includes variable consideration in the form of prepayment risk of the borrowers. The Group reflects, in the transaction price, the borrower prepayment risk and estimates variable consideration for these contracts using the expected value approach on the basis of historical information and current trends of the prepayment percentage of the borrowers. The transaction price is allocated amongst the guarantee services (until May 2018), if any, and the two performance obligations described above.

The Group first allocates the transaction price to the guarantee liabilities (until May 2018), if any, in accordance with ASC Topic 460, Guarantees, which requires the guarantee to be measured initially at fair value based on the stand ready obligation. Then the remaining considerations are allocated to the loan facilitation services and post-origination services using their relative standalone selling prices consistent with the guidance in Topic 606. The Group does not have observable standalone selling price information for the loan facilitation services or post-origination services because it does not provide loan facilitation services or post-origination services on a standalone basis. There is no direct observable standalone selling price for similar services in the market that is reasonably available to the Group. As a result, the estimation of standalone selling price involves significant judgments. The Group uses expected cost plus margin approach to estimate the standalone selling prices of loan facilitation services as the basis of revenue allocation. In estimating its standalone selling price for the loan facilitation services, the Group considers the cost incurred to deliver such services, profit margin for similar arrangements, customer demand, effect of competitors on the Group’s services, and other market factors. However, for post-origination services, given the main services are about loan collecting, the Group can refer to other companies performing the same services , therefore a direct observable standalone selling price for similar services in the market is available to the Group.

For each type of the services, the Group recognizes revenue when (or as) the entity satisfies the service/performance obligation by transferring a promised service to a customer. Revenues from loan facilitation are recognized at the time a loan is originated between the investor and the borrower and the loan principal is transferred to the borrower, at which time the facilitation service is considered completed. Revenues from post-origination services are recognized on a straight-line basis over the term of the underlying loans as the services are provided. Revenues from guarantee services, if any, are recognized at the expiry of the guarantee term.

Remaining performance obligations represents the amount of the transaction price for which services have not been performed under post-origination services. The Group charges upfront fees for loan products. The upfront fees, if any, are deducted from loan proceeds at origination and the remaining consideration is collected in equal payments on a monthly basis. When the upfront fees are not sufficient to cover the relative standalone selling price of facilitation services performed, a corresponding contract asset is recognized (see accounting policy for contract asset). For upfront fees that are partially refundable to the borrowers, the Group estimates the refund based on historical prepayment probability and the corresponding predetermined refundable amount, and records corresponding refund liabilities upon receiving such fees.

The aggregate amounts of the transaction price allocated to performance obligations that are unsatisfied pertaining to post-origination services were RMB1,196.1 million and RMB787.1 million as of December 31, 2018 and 2019, respectively, among which approximately 53% and 67% of the remaining performance obligations will be recognized over the following 12 months, respectively and with the remainder recognized thereafter.

Revenue from account management services

Under ASC 606, the transaction price of account management services is the management fees charged to investor as the excess of actual return over the expected return. The service fees derived from investors using the automated investment tool are initially estimated based on historical experience of returns on similar investment products and current trends. The service fees are recognized on a straight-line basis over the term of the investment period. The service fees related to the automated investment tool are due at the end of the investment period. The investment period refers to the period of time when the investments are matched with loans and are generating returns for the investors. The Group records service fees only when it becomes probable that a significant reversal in the amount of cumulative revenue will not occur. The aggregate amount of the transaction price allocated to performance obligations that are unsatisfied pertaining to account management services were RMB1,461.3 million and RMB919.7 million as of December 31, 2018 and 2019, respectively, among which approximately 91% and 98% of the remaining performance obligations will be recognized over the following 12 months, respectively, with the remainder recognized thereafter.

Other revenue

Other revenue includes penalty fees for loan prepayment and late payment, fees charged for early repayment, one-time fees for transferring loans over the secondary loan market, referral service fees, and fund distribution fees received from fund management companies. The penalty fees, which are fees paid to the investors that are assigned to the Group by the investors, will be received as a certain percentage of past due amounts in case of late payment or a certain percentage of interest over the prepaid amount of loan principal in case of prepayment. The Group refers potential borrowers or lenders to third-party companies and related parties and charges them fixed rate fees. The Group sells funds to investors and charges fixed rate fund distribution fees from fund management companies and related parties. Referral services revenue and fund distribution revenue are recognized when successful referrals and sales were completed by the Group respectively. Revenue recognition related to other revenue remains the same before and after the adoption of Topic 606.

Customer incentives

The cash incentives, interest plus coupons and renewal reward coupons provided are accounted for as reduction of contract price in accordance with ASC 606.

Under the membership reward program, investors earn Yiren coins that can be redeemed in subsequent purchases. Yiren coins earned by investors represent a material right to free or discounted goods or services in the future, which are accounted for as a separate performance obligation under ASC 606. For the transactions that granted Yiren coins to the investors, a portion of transaction price is deferred for the obligation related to Yiren coins, which are allocated based on the relative standalone selling prices. The standalone selling price of Yiren coins is calculated by taking the estimated value of Yiren coins that are expected to be used incorporating estimated breakage based on historical redemption patterns. The revenue associated with Yiren coins is deferred until the points are redeemed. As of December 31, 2018 and 2019, the liabilities related to Yiren coins were immaterial.

All of the Group's revenue for the years ended December 31, 2018 and 2019 were generated from the PRC. The following table illustrates the disaggregation of revenue in 2018 and 2019 under ASC606:

	Year ended December 31, 2018	Year ended December 31, 2019
	RMB	RMB
Net revenue:
Loan facilitation services	7,647,804	5,182,028
Post-origination services	1,173,108	757,783
Account management services	1,806,732	2,016,678
Others	616,470	660,295

Total net revenue	11,244,114	8,616,784

Contract assets

Under ASC 606, contract assets represent the Group's rights to consideration in exchange for services that the Group has transferred to the customer before payment is due. The Group's rights to consideration for the monthly fees of facilitation services are conditional on the borrowers' actual payment, as the borrowers have the rights to early terminate the loan contracts prior to the loan maturity and are not obligated to pay the remaining monthly fees. As such, the Group records a corresponding contract assets for the monthly service fees allocated to loan facilitation services and post-origination services that have already been delivered in relation to loans facilitated on the Group's platform when recognizing revenue from loan facilitation services and post-origination services. No accounts receivable is recorded since the Group does not have unconditional rights to the consideration if the borrowers choose to early terminate and are not obligated to pay the remaining service fees in relation to the loans facilitated. Contract assets represent the Group's rights to consideration in exchange for facilitation services that the Group has transferred to the customer before payment is due. The Group only recognizes contract assets to the extent that the Group believes it is probable that it will collect substantially all of the consideration to which it will be entitled in exchange for the services transferred to the customer. The contract assets, net of allowance are RMB3,909,263 and RMB2,398,685 as of December 31, 2018 and 2019, respectively.

Per ASC 606-10-45-3, an entity shall assess a contract asset for impairment in accordance with Topic 310 on receivables. Contract assets are stated at the historical carrying amount net of write offs and allowance for uncollectible accounts. In determining whether an impairment loss should be recorded in the financial statements, the Group makes judgements as to whether there is any observable date indicating that there is a measureable decrease in the estimated future cash flows from contract assets. This evidence may include observable date indicating that there has been an adverse change in the borrower's credit risk, or national or local economic conditions that correlate with defaults on loans. When contract assets are assessed for impairment, the Group uses estimates based on the historical borrower's credit risk. The historical borrower's credit risk is adjusted on the basis of the relevant observable date that reflects current economic conditions. The Group regularly reviews the methodology and assumptions used for estimating the amount of collectable contract assets.

Contract assets are identified as uncollectible if any repayment of the underlying loan is 90 days past due, and no other factor evidences the possibility of collecting the delinquent amounts. The Group will write off contract assets and corresponding allowance if any repayment of the underlying loan is 90 days past due.

Contract assets as of December 31, 2018 and 2019 are as follows:

	As of December 31, 2018	As of December 31, 2019
	RMB	RMB
Contract assets	4,901,312	3,914,312
Allowance	(992,049)	(1,515,627)
Contract assets, net	3,909,263	2,398,685

The following table presents the movement of allowance for contract assets as of December 31, 2018 and 2019:

	As of December 31, 2018	As of December 31, 2019
	RMB	RMB
Balance at beginning of the year	847,286	992,049
Allowance for contract assets	992,592	1,623,022
Write-off	(847,829)	(1,099,444)
Balance at end of the year	992,049	1,515,627

Contract cost

The Group pays commissions for successful referring of borrowers or investors to the Group's platform. The commissions paid based on successful referrals are considered as contract acquisition cost, and are capitalized when the commission becomes payable. The amount of amortization for the years ended December 31, 2018 and 2019 are RMB84.5 million and RMB107.3 million, respectively.

Amortization of the capitalized contract cost is charged to the consolidated statements of operations when the revenue to which the asset relates is recognized. Contract cost is recognized as an expense when incurred if the amortization period of the asset that the Group otherwise would have recognized is one year or less.

Deferred revenue

Deferred revenue consists of post-origination service fees received from borrowers upfront for which services have not yet been provided. Deferred revenue is recognized ratably as revenue when the post-origination services are delivered over the loan period.

The amounts of revenue recognized during the years ended December 31, 2018 and 2019 that were included in the opening deferred revenue were RMB481.7 million and RMB391.2 million, respectively.

Refund liabilities

Refund liabilities are recognized for the estimated amounts of service fees which are received but are expected to be refunded. It represents the consideration received that the Group does  not expect to be entitled to earn and thus is not included in the transaction price because it will be refunded to customers. The refund liabilities are remeasured at each reporting date to reflect changes in the estimate, with a corresponding adjustment to revenue.

The Group's refund liabilities are the expected refund of service fees to borrowers in the case of early repayment of loans. The refund liabilities as of December 31, 2018 and 2019 amounted to RMB2,145,748 and  RMB1,801,535, respectively. The following table sets forth the movement of refund liabilities:

RMB
As of January 1, 2018	2,673,266
Addition	866,518
Payouts during the year	(1,394,036)

As of December 31, 2018	2,145,748
Addition	709,401
Payouts during the year	(1,053,614)
As of December 31, 2019	1,801,535

Liabilities from quality assurance program and guarantee

Loans facilitated on Hengcheng's platform

Until May 2018, for loans facilitated on the Group’s Hengcheng's platform, the Group provided investors with protection service in the form of a financial guarantee called the quality assurance program, where the Group guaranteed the principal and accrued interest repayment of the defaulted loan up to the balance of the quality assurance program on a portfolio basis. The quality assurance program being set aside equals a fixed percentage of the total loan facilitation amount. The Group reserves the rights to revise the percentage upwards or downwards as a result of the Group's continuing evaluation of factors such as market dynamics as well as its product lines, profitability and cash position.

Under the quality assurance program model, at the inception of each loan, the Group recognizes a stand-ready liability as the fair value of the quality assurance program in accordance with ASC 460.

Subsequent to the inception of the loan, the stand-ready liability initially recognized would typically be reduced (by a credit to earnings) as the Group is released from the risk under the guarantee either through expiry or performance. The Group also recognizes a contingent liability under ASC 450 on a portfolio basis, which results in the recognition of expenses in earnings. The Group tracks its stand-ready liability on a loan-by-loan basis to monitor the expiration. When the Group releases the stand-ready liability through performance of the guarantee (by making payments on defaulted loans), it recognizes revenue along with the loss on defaulted loans. Revenue from releasing the stand-ready liability and expenses from recognition of the contingent liability related to the quality assurance program are presented on a net basis in the consolidated statements of operations. On a portfolio basis, when the aggregate contingent liability required to be recognized under ASC 450 exceeds the quality assurance program liability balance, the Group records the excess as expense.

The fair value of the stand-ready liability associated with the quality assurance program recorded at the inception of the loan was estimated using a discounted cash flow model to its expected net payouts from the quality assurance program, and also by incorporating a markup margin. The Group estimates its expected future net payouts based on its current product mix as well as its estimates of expected net charge-off rates, expected collection rates and a discount rate.

The Group estimated the expected net charge-off rates of the loan facilitated based on the weighted average of the expected net charge-off rates of loans based on the Group’s historical experience. The expected future net payouts are capped at the restricted cash balance of the quality assurance program. The Group discontinued the operation of its quality assurance programs in May 2018 and transferred all of its liabilities associated with the quality assurance program and paid cash to third party guarantee companies based on the estimated fair value of the liabilities transferred.

Loans facilitated on Huimin's platform

Until March 2018, for loans facilitated on the Group's Huimin's platform, Zhuoyue provided guarantee related services, similar to the description in the preceding paragraphs. The Group did not recognize revenue or guarantee liability for loans facilitated on Huimin's platform, as the guarantee services are provided by Zhuoyue. For such guarantee services provided by Zhuoyue, the Group recognizes those within customers' acquisition and referral services in its consolidated statement of operations. Refer to Note 8.

To ensure compliance with regulatory requirements, starting from January 2018, the Group began to involve a third-party insurance company and guarantee companies to provide guarantee services for the majority of loans facilitated on both of the Group's Hengcheng's platform and Huimin's platforms.

Through its cooperation with the third-party insurance company, the borrowers purchase surety insurance and pay insurance premium to the insurance company directly. The insurance company will reimburse the principal and expected interest to investors in the event of borrowers' default within the agreed insurance policy. The Group also cooperated with guarantee companies to establish the credit assurance programs. Under those programs, guarantee companies either i ) provide guarantee for loans facilitated through the Group's online marketplace to ensure that the investors' principal and interest would be repaid in the event of loan defaults, or ii) set up and manage a reserve fund, using payments collected from borrowers directly, to compensate investors for their potential loss due to loans default up to the cash available in the fund. In cases where the guarantee companies provide guarantee for loans facilitated on the Group's online marketplace, the guarantee companies further obtain guarantee themselves from third party insurance companies by purchasing credit insurance from them.

Subsequent May 2018, the Group no longer bears any guarantee obligations and therefore does not record any guarantee liability on its consolidated financial statements. Since then, the majority of loans facilitated on the Group's platform are either covered by the credit assurance program operated by the guarantee companies or a third-party insurance company.

The movement of liabilities from quality assurance program and guarantee during the years ended December 31, 2018 and 2019 is as follows:

RMB
As of January 1, 2018	2,793,948
Provision at the inception of new loans (Note)	911,549
Recognition of contingent liability	419,581
Net payment	(2,873,269)
Transfer to the credit assurance program	(1,241,859)

As of December 31, 2018	9,950
Recognition of contingent liability	9,462
Net payment	(15,015)

As of December 31, 2019	4,397

Note:    Amount represents cash received on non-contingent fees allocated to the stand-ready liability for loans facilitated during 2018 until the discontinuance of the program in May 2018.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1-inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.
•

Level 2-inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair value are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Fair value option

The Group has elected the fair value option for the assets and liabilities of the consolidated ABFE that otherwise would not have been carried at fair value. Such election is irrevocable and is applied to financial instruments on an individual basis at initial recognition. See Note 4 for the disclosure on financial instruments of the consolidated ABFE  for which the fair value option has been elected.

Fair value of loans and payable to investors at fair value

The Group has elected the fair value option for loans and related payable to investors of the consolidated ABFE and loans repurchased from the consolidated ABFE that otherwise would not have been carried at fair value. Such election is irrevocable and is applied to financial instruments on an individual basis at initial recognition. The Group estimates the fair value of loans and payable using a discounted cash flow valuation methodology by discounting the estimated future net cash flows using an appropriate discount rate. The future net cash flows are estimated based on the contractual cash flows, taking into consideration of projected prepayments and net charge off to project future losses and net cash flows on loans. Changes in fair value of loans and payable to investors are reported net and recorded in "Fair value adjustments related to the consolidated ABFE" in the consolidated statements of operations.

Cash and cash equivalents

Cash and cash equivalents include the Group’s unrestricted deposits with financial institutions in checking, money market and short-term certificate of deposit accounts. The Group considers all highly liquid investments with stated maturity dates of three months or less from the date of purchase to be cash equivalents.

Restricted cash

Restricted cash represents cash held by the consolidated ABFE through segregated bank accounts which is not available to fund the general liquidity needs of the Group and guarantee deposit in restricted bank account.

Accounts receivable and allowance for uncollectible accounts

Accounts receivable are stated at the historical carrying amount net of write-offs and allowance for uncollectible accounts. The Group establishes an allowance for uncollectible accounts receivable and other receivables based on estimates, historical experience and other factors surrounding the credit risk of specific customers. Uncollectible receivables are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined the balance will not be collected.

Investments

The Group's investments consist of held-to-maturity investments, available-for-sale investments, equity method investments and equity securities without readily determinable fair value.

Held-to-maturity and available-for-sale investments

Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the security to maturity, and are recorded at amortized cost.

Investments that do not meet the criteria of held-to-maturity or trading securities are classified as available-for-sale, and are reported at fair value with unrealized gains and losses recorded in the consolidated statements of comprehensive (loss)/income. Realized gains or losses are included in the consolidated statements of operations during the period in which the gains or losses are realized.

The Group reviews its held-to-maturity and available-for-sale investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the issuers.

If there is OTTI on debt securities, the Group separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in the consolidated statements of operations, which represents the difference between a security’s amortized cost basis and the discounted present value of expected future cash flows. The amount due to other factors is recognized in the consolidated statements of comprehensive (loss)/income if the Group neither intends to sell and will not more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. The Company did not record any impairment losses on its held-to-maturity and available-for-sale investments during the years ended December 31, 2017, 2018 and 2019.

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee's board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. Equity method investments are recorded in other long-term investments in the consolidated balance sheets as of December 31, 2018 and 2019.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than temporary. The Group estimated the fair value of the investee company based on comparable quoted price for similar investment in active market, if applicable, or discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of the investee company's business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. The Company did not record any impairment on its equity method investments during the years ended December 31, 2017, 2018 and 2019.

Equity securities without readily determinable fair value

Historically, for investee companies over which the Group did not have significant influence and a controlling financial interest, the Group accounted for these as cost method investments under ASC 325-20. In January, 2018, the Company adopted Accounting Standards Update ("ASU") 2016-01, Financial Instruments—Recognition and Measurement of Financial Assets and Financial Liabilities, and elected to account for equity investments that do not have a readily determinable fair value under the measurement alternative prescribed within ASU 2016-01, to the extent such investments are not subject to consolidation or the equity method. Under the measurement alternative, these financial instruments are carried at cost, less any impairment (assessed quarterly), plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. In addition, income is recognized when dividends are received only to the extent they are distributed from net accumulated earnings of the investee. Otherwise, such distributions are considered returns of investment and are recorded as a reduction of the cost of the investment. The Company did not record an impairment on its equity securities without readily determinable fair value during the years ended December 31, 2017, 2018 and 2019. Equity securities without readily determinable fair value is recorded in other long-term investments in the consolidated balance sheets as of December 31, 2018 and 2019.

Property, equipment and software, net

Property, equipment and software consists of building, computer and transmission equipment, furniture and office equipment, software, and leasehold improvements, which are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives, while the estimate residual value of the building and furniture and office equipment are 5%.

Building	50 years
Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Software	1 - 5 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the fair value of the assets. The Group did not record any impairment losses on its long-lived assets during the years ended December 31, 2017, 2018 and 2019.

Origination and servicing expenses

Origination and servicing expenses consist primarily of variable expenses and vendor costs, including costs related to credit assessment, customer and system support, payment processing services and collection associated with facilitating and servicing loans.

Financing receivables

Financing receivables represent microloan issued by subsidiaries of Dekai. Financing receivables are measured at amortized cost and reported on the consolidated balance sheets at outstanding principal adjusted for any charge-offs, and the allowance for credit losses. The Group recognizes interest and financial service income over the terms of the financing receivables using the effective interest rate method.

Leases

Before January 1, 2019, the Group adopted ASC Topic 840 (“ASC 840”), Leases, and each lease is classified at the inception date as either a capital lease or an operating lease.

On January 1, 2019, the Group adopted the new lease accounting standard, ASC Topic 842, Leases (“ASC 842”), using the modified retrospective transition approach through a cumulative-effect adjustment in the period of adoption rather than retrospectively adjusting prior periods and the package of practical expedients. The Group categorizes leases with contractual terms longer than twelve months as either operating or finance lease. However, the Group has no finance leases for any of the periods presented.

Right-of-use (“ROU”) assets represent the Group’s rights to use underlying assets for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term, reduced by lease incentives received, plus any initial direct costs, using the discount rate for the lease at the commencement date. As the implicit rate in lease is not readily determinable for the Group’s operating leases, the Group generally uses the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. Lease expenses for lease payments are recognized on a straight-line basis over the lease term.

The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group begins recognizing lease expenses when the lessor makes the underlying assets available to the Group. The Group's leases have remaining lease terms of up to four years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

The Company elected not to record a ROU assets for short-term leases that have a term of 12 months or less. The cost of short-term leases was recognized in the consolidated statements of operations on a straight-line basis over the lease term.

Share-based compensation

All share-based awards to employees and directors, such as stock options and restricted share units, are measured at the grant date based on the fair value of the awards. Share-based compensation, net of forfeitures, is recognized as expenses on an accelerated basis during the vesting period with a corresponding impact reflected in the additional paid-in capital. Share-based compensation expenses are classified in the consolidated statements of operations based upon the job functions of the grantees.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ, or are expected to differ, from those estimates. Changes in estimated forfeiture rate are recognized through a cumulative catch-up adjustment in the period of change and also impact the amount of share-based compensation expenses to be recognized in future periods. The Group uses historical data to estimate pre-vesting option and records share-based compensation expenses only for those awards that are expected to vest.

According to Issue 21 of EITF Issue 00-231, the awards granted to employees of CreditEase, and other subsidiaries in the consolidated group of CreditEase, should be recognized as a deemed dividend from the Group to the parent company at the fair value as of the grant date. Share-based compensation, net of forfeitures, is recognized as a deemed dividend to CreditEase on an accelerated basis during the vesting period with a corresponding impact reflected in the additional paid-in capital.

Share-based awards to non-employees are measured based on the fair value at grant date. The Group recognizes the compensation cost using the graded vesting attribution method.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to be reversed. Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, the management considers all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more likely than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes. The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December  31, 2017, 2018 and 2019, respectively.

Value added taxes (“VAT”)

The Group is subject to VAT at the rate of 3% or 6%, depending on whether the entity is a general tax payer or small-scale taxpayer, and related surcharges on revenue generated from providing services. VAT are reported as a deduction to revenue when incurred and amounted to RMB1,053,524,  RMB1,215,821 and RMB916,316 for the years ended December 31, 2017, 2018 and 2019, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded as accrued expenses, and other liabilities on the consolidated balance sheets.

Net income per share

Basic net income per share is computed by dividing net income attributable to the ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per share is calculated by dividing net income attributable to the ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares include shares issuable upon the vesting of restricted share units using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be antidilutive.

As described in Note 1, during the year ended December 31, 2019, the Group completed a number of acquisitions that were accounted for as acquisitions under common control and issued 61,981,412 ordinary shares as part of the total consideration. For purposes of calculating net (loss) /income per share, weighted average shares prior to this acquisition have been retroactively adjusted to give effect to this transaction for all historical periods presented in the consolidated financial statements.

1 Although Issue 00-23 has also been nullified, the guidance in Issue 21 of EITF Issue 00-23 remains applicable by analogy since it is the only available guidance on accounting for these awards.

Comprehensive (loss)/income

Comprehensive (loss)/income is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Comprehensive (loss)/income for the periods presented includes net (loss)/income, change in unrealized (losses)/gains on available-for-sale investments, and foreign currency translation adjustment.

Sales and transfers of financial instruments

Sales and transfers of financial instruments are accounted under authoritative guidance for the transfers and servicing of financial assets and extinguishment of liabilities. Specifically, a transfer of a financial asset, a group of financial assets, or a participating interest in a financial asset is accounted for as a sale only if all the following conditions are met:

•	The financial assets are isolated from the transferor and its consolidated affiliates as well as its creditors;
•	The transferee or beneficial interest holders have the right to pledge or exchange the transferred financial assets; and
•	The transferor does not maintain effective control of the transferred asset.

The Group provides loan facilitation and post-origination services to the trusts. Upon the liquidation of the trusts, the Group purchased the delinquent loans from the trusts and subsequently disposed the loans to related parties.

When the loan (including the creditor rights) is transferred, the transferee becomes the direct counterparty to the borrower and the legal record holder of the loan upon the transfer. The transfer is accounted for as a sale as (1) the transferred loans are considered legally isolated from the assets of the Group and its creditors even in bankruptcies under the PRC laws and regulations, (2) the investors (transferees) can freely pledge or exchange the transferred loans, and (3) the Group does not maintain effective control over the transferred loans. The difference between the proceeds received from related parties and the fair value of the loans and other beneficial rights is recognized as "Gain on disposal of loan receivables and other beneficial rights" in the consolidated statements of operations.

Foreign currency translation

The reporting currency of the Company is Renminbi (“RMB”). The functional currency of the Company is the US dollar (“US$”). The functional currency of the Group’s subsidiaries and VIEs in the PRC is RMB.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings as a component of other income.

The financial statements of the Group are translated from the functional currency into the reporting currency. Assets and liabilities denominated in foreign currencies are translated using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated at the appropriate historical rates. Revenues, expenses, gains and losses are translated using the periodic average exchange rates. The resulting foreign currency translation adjustment are recorded in other comprehensive (loss)/income.

Translations of amounts from RMB into US$ are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.9618 on December 31, 2019, the last business day in the fiscal year 2019, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rate.

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents denominated in RMB amounted to RMB2,466,865 and RMB3,117,993 as of December 31, 2018 and 2019, respectively.

Concentration of credit risk

Financial instrument that potentially exposes the Group to significant concentration of credit risk primarily includes cash and cash equivalents, restricted cash, accounts receivable, contract assets, prepaid expenses and other assets, loans at fair value, and amounts due from related parties. As of December 31, 2019, substantially all of the Group’s cash and cash equivalents and restricted cash were deposited in financial institutions located in the PRC. According to the China Bank Deposit Insurance Ordinance, the deposits at each bank are covered by insurance with an upper limit of RMB500 thousands at each bank. Accounts receivable and contract assets are typically unsecured and are derived from revenue earned from customers in the PRC. The credit risk from prepaid expenses and other assets arises from loans to third parties. The risk with respect to accounts receivable, contract assets and loans to third parties is mitigated by credit evaluations the Group performs on its customers or third parties and its ongoing monitoring process of outstanding balances. The Group believes that there is no significant credit risk associated with amounts due from related parties. Credit of loans at fair value is controlled by the application of credit approval, limit and monitoring procedures.

There are no revenues from customers which individually represent greater than 10% of the total net revenues for any year of the three years ended December 31, 2019.

There are no customers of the Group that accounted for greater than 10% of the Group’s carrying amount of accounts receivable as of December 31, 2018 and 2019.

Recently adopted accounting pronouncements

Accounting for Leases

In February 2016, the FASB issued ASU 2016-02 "Leases (Topic 842)", which introduces a new standard related to increase transparency and comparability among organizations by requiring the recognition of ROU assets and lease liabilities on the balance sheet. Most prominent among the changes in the standard is the recognition of right of use assets and lease liabilities by lessees for those leases classified as operating leases under current U.S. GAAP. Under the standard, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The ASU is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, with early adoption permitted. In July 2018, the FASB issued ASU 2018-11, and provided another transition approach by allowing entities to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The Group adopted Topic 842 on January 1, 2019 using the modified retrospective transition approach through a cumulative-effect adjustment in the period of adoption rather than retrospectively adjusting prior periods. The Group elected the practical expedients under ASU 2016-02 which include the use of hindsight in determining the lease term and the practical expedient package to not reassess prior conclusions related to contracts containing leases, lease classification and initial direct costs for any existing leases. The Group categorizes leases with contractual terms longer than twelve months as either operating or finance lease. The Group has no finance leases for any of the periods presented. Adoption of the standard resulted in recognition of additional ROU assets and lease liabilities by approximately RMB453 million and RMB408 million as of January 1, 2019, respectively. Refer to Note 13 for further details.

Recent accounting pronouncements not yet adopted

Accounting for Credit Losses

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments-Credit Losses (Topic 326)”, which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Group will adopt the new standard beginning January 1, 2020 using a modified retrospective approach.

Under this approach, the cumulative effect of initially applying the standard is recognized as adjustment to the opening balance of retained earnings on the date of initial application. The Group currently does not expect the transition adjustment upon adoption will be material.